Trade Receivables, Net - Summary of Changes in Allowance Account for Credit Losses of Financial Assets (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables Net [Line Items]
Beginning of the year	R$ 0	R$ 0
Acquisition		1,858
Net remeasurement of loss allowances		(292)
End of the year		1,566	R$ 0
Boa Vista Servicos S A [member]
Trade Receivables Net [Line Items]
Beginning of the year	2,195	R$ 2,195	3,281
Amounts written off	(1,637)		(1,880)
Net remeasurement of loss allowances	3,477		815
Transfer to assets held for sale	0		(21)
End of the year	R$ 4,035		R$ 2,195